Note 12 - Other Liabilities	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12.	OTHER LIABILITIES

The components of other liabilities are as follows
at
December 31:

	2017	2016
(Dollar amounts in thousands)
Accrued interest payable	$578	$395
Supplemental Executive Retirement Plan	1,427	1,125
Accrued salary expense	956	768
Other	1,546	843

Total	$4,507	$3,131